Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Basic earnings per share
Net income	$ 12,431	$ 11,469
Preferred share dividends	(322)	(334)
Net income attributable to non-controlling interest	(31)	(41)
Net income available to common shareholders	$ 12,115	$ 11,128
Weighted average number of common shares (in thousands)	1,443,894	1,466,988
Basic earnings per share (in dollars)	$ 8.39	$ 7.59
Diluted earnings per share
Net income available to common shareholders	$ 12,115	$ 11,128
Dilutive impact of exchangeable shares	15	15
Net income available to common shareholders including dilutive impact of exchangeable shares	$ 12,130	$ 11,143
Weighted average number of common shares (in thousands)	1,443,894	1,466,988
Stock options	2,691	3,273
Issuable under other share-based compensation plans	742	744
Exchangeable shares	3,158	3,416
Average number of diluted common shares (in thousands)	1,450,485	1,474,421
Diluted earnings per share (in dollars)	$ 8.36	$ 7.56
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 12,400	$ 11,428
Preferred share dividends	$ (285)	$ (300)